Business Segments	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Business Segments

8. BUSINESS SEGMENTS

The Company provides services to healthcare organizations and other members within the healthcare industry. The Company’s services are focused on the delivery of workforce development products and services (HealthStream Workforce Solutions), survey and research services (HealthStream Patient Experience Solutions), and provider credentialing, privileging, call center and enrollment products and services (HealthStream Provider Solutions).

During the first quarter of 2015, the Company formed a new business segment, HealthStream Provider Solutions, in addition to the Company’s other two pre-existing business segments, HealthStream Workforce Solutions and HealthStream Patient Experience Solutions. Upon the acquisition of HealthLine Systems, LLC (“HLS”) on March 16, 2015, the Company changed its organizational structure, appointing a President of HealthStream Provider Solutions, who reports to the Company’s Chief Executive Officer (“CEO”). The CEO is also the Company’s chief operating decision maker. The HealthStream Provider Solutions segment reflects the combination of two previously acquired businesses, HLS, and Sy.Med, which was acquired in October 2012. During the first quarter of 2015, the Company began reporting and assessing performance of this newly formed business segment. The Company’s historical segment disclosures included the aggregation of Sy.Med within the HealthStream Workforce Solutions segment. The historical financial information has been recast to conform to the 2015 presentation by including Sy.Med within the HealthStream Provider Solutions segment rather than the HealthStream Workforce Solutions segment.

The Company measures segment performance based on operating income before income taxes and prior to the allocation of certain corporate overhead expenses, interest income, interest expense, gains and losses from equity investments, and depreciation. The Unallocated component below includes corporate functions, such as accounting, human resources, legal, investor relations, administrative, and executive personnel, depreciation, a portion of amortization, and certain other expenses, which are not currently allocated in measuring segment performance. The following is the Company’s business segment information as of and for the years ended December 31, 2014, 2013 and 2012 (in thousands).

	2014	2013	2012
Revenues, net:
Workforce	$134,242	$99,963	$78,070
Patient Experience	31,901	28,454	25,166
Provider	4,547	3,857	496

Total revenues, net	$170,690	$132,274	$103,732

	2014	2013	2012
Income from operations:
Workforce	$35,374	$28,203	$23,574
Patient Experience	810	2,819	2,399
Provider	826	277	(156)
Unallocated	(20,635)	(16,633)	(12,358)

Total income from operations	$16,375	$14,666	$13,459

	Assets *			Purchases of long-lived assets			Depreciation and amortization
	2014	2013	2012	2014	2013	2012	2014	2013	2012
Workforce	$81,116	$48,514	$34,668	$7,179	$6,243	$5,264	$4,813	$2,829	$2,741
Patient Experience	34,536	34,727	23,978	1,277	726	1,019	1,272	1,068	1,179
Provider	10,976	11,499	12,025	200	67	—	683	683	136
Unallocated	130,634	117,854	103,857	1,546	1,675	2,468	4,163	3,272	2,605

Total	$257,262	$212,594	$174,528	$10,202	$8,711	$8,751	$10,931	$7,852	$6,661

*	Segment assets include accounts and unbilled receivables, prepaid royalties, prepaid and other current assets, other assets, capitalized software development, certain property and equipment, and intangible assets. Cash and cash equivalents and marketable securities are not allocated to individual segments, and are included within Unallocated. A significant portion of property and equipment assets are included within Unallocated.